DEI	12 Months Ended
Dec. 31, 2019 shares
Document Information [Abstract]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2019
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Verona Pharma PLC
Entity Central Index Key	0001657312
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Number of shares outstanding (in shares)	105,326,638